ACQUISITION OF INTERESTS IN THE ATHABASCA OIL SANDS PROJECT AND OTHER ASSETS - Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	May 31, 2017 USD ($) shares	May 31, 2017 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Borrowings	$ 22,458,000,000	$ 20,623,000,000
Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about business combination [line items]
Non-revolving term loan facility	3,000,000,000	$ 1,800,000,000
AOSP
Disclosure of detailed information about business combination [line items]
Interest acquired			70.00%	70.00%
Total purchase consideration				$ 12,541,000,000
Cash transferred				$ 8,217,000,000
Common shares issued (in shares) | shares			97.6	97.6
Fair value of share considerations issued	3,818,000,000			$ 3,818,000,000
Deferred purchase consideration payable			$ 375	506,000,000
Gain on acquisition, net of transaction costs	230,000,000
Acquisition related transaction costs	$ 3,000,000
AOSP | Medium-term notes
Disclosure of detailed information about business combination [line items]
Borrowings				1,800,000,000
AOSP | Long-term debt
Disclosure of detailed information about business combination [line items]
Borrowings			$ 3,000
AOSP | Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about business combination [line items]
Non-revolving term loan facility				$ 3,000,000,000
AOSP, Mining And Extraction Operations
Disclosure of detailed information about business combination [line items]
Interest acquired			70.00%	70.00%
AOSP, Scotford Upgrader And Quest Carbon Capture And Storage Project
Disclosure of detailed information about business combination [line items]
Interest acquired			70.00%	70.00%
AOSP, Peace River Thermal In Situ Operations And Cliffdale Heavy Oil Field
Disclosure of detailed information about business combination [line items]
Interest acquired			100.00%	100.00%